Note 5 - Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]

7.         Notes Payable

GRA Note – On February 28, 2018, we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for $50,000. The GRA Note bore an annual interest rate of five percent. Interest expense related to the GRA Note for the three-month and nine-month periods ended September 30, 2021 was $-0- and $633, respectively, as compared to $411 and $1,344, respectively, for the same periods of 2020. During May 2021, we repaid the remaining principal balance of $22,737 and retired the GRA Note.

CARES Act Paycheck Protection Program Loan – On April 17, 2020, we received a $170,200 bank loan backed by the United States Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan bore an annual interest rate of one percent. We recorded accrued interest expense related to the PPP Loan of $-0- and $653 for the three-month and nine-month periods ended September 30, 2021, respectively, as compared to $429 and $774, respectively, for the same periods of 2020. During May 2021, upon receiving payment from the SBA, the lender forgave the full principal balance of $170,200 together with $1,856 of accrued interest and extinguished the PPP Loan.

5.         Notes Payable

GRA Note – On February 28, 2018, we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for $50,000. The GRA Note bears an annual interest rate of 5%, payable monthly, with principal repayments beginning in the second year. Future principal repayments are expected to be $12,487 in 2021, $13,126 in2022, and $2,252 in 2023. Interest expense related to the GRA Note was $1,727 and $2,097 for the years ended December 31, 2020 and 2019, respectively.

CARES Act Paycheck Protection Program Loan – On April 17, 2020, we received a $170,200 bank loan backed by the United States Small Business Administration pursuant to the Paycheck Protection Program (PPP) provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan bears an annual interest rate of one percent and is due April 17, 2022. We have accrued interest expense associated with the PPP Loan of $1,203. In October 2020, we applied to the lender to have the loan forgiven, based upon our submission of qualifying information regarding eligible expenses; as of the date of this report our forgiveness application has not been processed.